Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related-party transactions [Abstract]
Related-party transactions - Related-party transactions [Text Block]

Philips Group

Related-party transactions

in millions of EUR

	2021	2022	2023
Sales of goods and services	116	111	106
Purchases of goods and services	41	46	42
Receivables from related parties	40	55	18
Payables to related parties	2	2	2